Schedule of Expense of Development Costs (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Research and Development [Abstract]
Opening total software development costs	$ 20,351,460	$ 16,810,802	$ 19,500,575	$ 16,055,557
Software development during the period	1,209,973	817,956	2,060,858	1,573,201
Closing total Software development costs	$ 21,561,433	$ 17,628,758	$ 21,561,433	$ 17,628,758